Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (739,985)	$ (237,610)	$ (2,280,676)	$ (2,496,892)
Adjustments to reconcile net loss to net cash used in operations:
Noncontrolling interests	(14,589)	(10,814)	(49,829)	(112,507)
Depreciation and amortization	45,891	40,086	110,390	197,112
Issuance of loan payable for consulting services	30,000
Loss on conversion of debt			432,270	66,157
Loss on disposal of assets				21,779
Gain on recovery of accounts payable			(146,859)
Loss on acquisition of noncontrolling interest				55,849
Stock issued in lieu of cash compensation				183,159
Stock issued for services	131,760	6,000	945,430
In-kind contribution of services				347,846
Amortization of prepaid license fee	12,500		12,500
Amortization of payment redemption premium as interest	6,334		16,899
Gain on recovery of redemption premiums	(17,625)
Accretion of beneficial conversion feature on convertible notes payable as interest	292,529		42,358
Accretion of stock discounts to convertible notes payable as interest	1,080
Interest accrued on loans payable	28,474	21,062	111,347	91,755
Changes in operating assets and liabilities:
Accounts receivable, net	(334,578)	(48,808)	(223,509)	(47,263)
Inventory	(1,480)	14,322	18,095	(42,189)
Security deposits	(16,517)
Prepaid expenses				5,000
Supplier advances				29,576
Escrow deposits			21,538
Bank overdraft	(4,954)		16,675	(5,207)
Accounts payable and accrued expenses	62,751	32,649	31,164	104,917
Accrued payroll and related liabilities	52,172	89,448	408,882	540,290
Net cash used in operating activities	(466,237)	(93,665)	(533,325)	(1,060,618)
Cash flows from investing activities:
Capital expenditures			(4,391)	(6,760)
Cash received in acquisition			62,698
Cash received in reverse merger				6
Proceeds received for reimbursement of escrow deposits				220,000
Payments of escrow deposits				(145,000)
Net cash from investing activities			58,307	68,246
Cash flows from financing activities:
Proceeds from issuance of common stock	1,000	42,500	186,200	656,125
Proceeds from issuance of preferred stock	5,000		5,000
Stock issuance costs				(23,000)
Proceeds from loans payable	391,226		244,755	376,931
Proceeds from loans payable - related party	56,500	77,120	205,919	264,823
Repayments of loans payable	(3,100)		(2,500)
Repayments of loans payable - related party		(22,612)	(112,115)	(281,995)
Net cash from financing activities	450,626	97,008	527,259	992,884
Net increase (decrease) in cash	(15,611)	3,343	52,241	512
Cash at beginning of period	53,519	1,278	1,278	766
Cash at end of period	37,908	4,621	53,519	1,278
Supplemental disclosure of cash flow information:
Cash paid for interest		1,383	6,704	16,795
Cash paid for taxes
Non-cash investing and financing activities:
Issuance of shares of common stock in conversion of loans payable	371,671	70,000	394,619	157,093
Issuance of shares of common stock in conversion of loans payable - related party		37,500	137,500	85,000
Issuance of shares of preferred stock in conversion of loans payable - related party	67,000		37,000
Issuance of shares of preferred stock in conversion of loans payable	17,000
Payment redemption premiums on convertible notes payable	10,000		18,975
Issuance of note payable for prepaid consulting services	30,000
Beneficial conversion feature of convertible notes payable	532,121		83,728
Discount for stock issued in connection with issuance of note payable	2,160
Issuance of shares of common stock in conversion of accounts payable		2,500	2,500
Issuance of shares of common stock in conversion of accrued salaries	22,500	230,000	230,000
Issuance of shares of preferred stock in conversion of accrued salaries	40,000		125,000
Issuance of 1,428,572 shares of preferred stock in payment of initial license fee to a related party
Issuance of 2,500,000 shares of preferred stock in acquisition of Rogue Paper, Inc.			425,000
Recognition of acquisition commitment liabilities in acquisition of Rogue Paper, Inc.			1,104,973
Reduction of 95,848,349 shares of common stock in stock exchange				(1,387,429)
Recognition of noncontrolling interest at date of stock exchange				$ (171,656)